Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

April 28, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Finance Company of Pennsylvania (the “Company”)
Amendment No. 42 (File No. 811-1144)

Ladies and Gentlemen,

On behalf of the Company, transmitted herewith for filing under the Investment Company Act of 1940, as amended (the “1940 Act”), is Amendment No. 42 to the Registration Statement on Form N-1A (the “Amendment”) of the Company.  The Amendment is being filed to update the Company’s financial statement and to make certain other non-material updates.  Shares of beneficial interest of the Company are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and the Company does not sell shares.  Other than the inclusion of the Company’s financial statements for the fiscal year ended December 31, 2016, there are no material changes to the Company’s registration statement.

Questions and comments concerning the Amendment may be directed to the undersigned at (215) 988-3328

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg, Esquire

cc:	Robert A. McLaughlin
Joshua B. Deringer, Esquire